Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Legal settlement		$ 403	$ 6,207
Employee compensation and benefits	2,571	2,185	2,850
Professional fees	679	1,064	1,353
Distribution and Storage	40	118	40
Product revenue allowances and reserves		149	82
Other	662	568	332
Total	4,655	4,487	$ 10,864
Research and development	581
Product revenue reserves	$ 122	$ 149